American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate
April 30, 2024

Strategic Allocation: Moderate - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 46.2%
American Century Diversified Corporate Bond ETF	541,178	24,427,963
American Century Emerging Markets Bond ETF	231,939	8,820,640
American Century Focused Dynamic Growth ETF(2)	296,967	23,458,671
American Century Focused Large Cap Value ETF	380,242	24,001,255
American Century Multisector Income ETF	812,544	34,543,521
American Century Quality Diversified International ETF	571,225	27,583,541
American Century Short Duration Strategic Income ETF	89,869	4,551,523
American Century U.S. Quality Growth ETF	426,764	33,996,020
American Century U.S. Quality Value ETF	621,649	34,035,718
Avantis Emerging Markets Equity ETF(3)	502,200	29,343,546
Avantis International Equity ETF(3)	444,538	27,512,457
Avantis International Small Cap Value ETF(3)	119,418	7,700,073
Avantis U.S. Equity ETF(3)	487,241	41,537,295
Avantis U.S. Small Cap Value ETF(3)	126,594	11,188,378
TOTAL AFFILIATED FUNDS (Cost $263,002,869)		332,700,601
COMMON STOCKS — 25.3%
Aerospace and Defense — 0.3%
AAR Corp.(2)	1,500	103,710
CAE, Inc.(2)	2,790	53,828
Curtiss-Wright Corp.	2,094	530,662
General Dynamics Corp.	170	48,805
HEICO Corp.	1,305	270,657
Huntington Ingalls Industries, Inc.	1,205	333,701
Lockheed Martin Corp.	426	198,060
Melrose Industries PLC	50,028	393,036
Saab AB, B Shares(3)	811	64,206
		1,996,665
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	1,601	143,045
FedEx Corp.	595	155,759
GXO Logistics, Inc.(2)	2,867	142,375
InPost SA(2)	4,751	76,276
United Parcel Service, Inc., Class B	2,047	301,892
		819,347
Automobile Components — 0.3%
Aptiv PLC(2)	7,635	542,085
BorgWarner, Inc.	7,283	238,664
Cie Generale des Etablissements Michelin SCA	3,543	136,117
Continental AG	3,126	202,600
Hyundai Mobis Co. Ltd.	1,668	272,884
Linamar Corp.	4,821	227,033
Nifco, Inc.	2,700	65,268
Toyo Tire Corp.	7,200	136,218
		1,820,869
Automobiles — 0.2%
Bayerische Motoren Werke AG	3,720	405,291
Ferrari NV	887	364,801
Mercedes-Benz Group AG	5,582	422,227
Tesla, Inc.(2)	1,721	315,425

Volvo Car AB, Class B(2)	57,471	178,403
Winnebago Industries, Inc.	818	50,373
		1,736,520
Banks — 0.9%
Bancorp, Inc.(2)	1,095	32,784
Bank Central Asia Tbk. PT	786,600	472,970
Bank of America Corp.	10,447	386,644
Bankinter SA(3)	14,938	118,072
Barclays PLC	319,051	804,421
BNP Paribas SA	2,921	210,201
BPER Banca SpA	23,251	120,747
Commerce Bancshares, Inc.	7,086	387,463
First Hawaiian, Inc.	9,805	206,787
Fukuoka Financial Group, Inc.	3,500	92,969
Hana Financial Group, Inc.	5,764	243,107
ING Groep NV, Series N	23,838	376,885
JPMorgan Chase & Co.	3,664	702,535
Mebuki Financial Group, Inc.	25,600	90,563
NU Holdings Ltd., Class A(2)	31,768	345,001
PNC Financial Services Group, Inc.	1,543	236,480
Regions Financial Corp.	16,705	321,905
Triumph Financial, Inc.(2)	870	61,213
Truist Financial Corp.	15,783	592,652
U.S. Bancorp	4,686	190,392
Westamerica Bancorporation	4,594	213,851
		6,207,642
Beverages — 0.3%
Ambev SA	124,700	292,742
Celsius Holdings, Inc.(2)	6,096	434,462
Coca-Cola Bottlers Japan Holdings, Inc.	6,800	95,204
Davide Campari-Milano NV	38,020	381,295
Heineken NV(3)	3,364	327,383
MGP Ingredients, Inc.	680	53,339
PepsiCo, Inc.	2,964	521,397
Pernod Ricard SA	1,467	221,872
Royal Unibrew AS(2)	564	42,474
		2,370,168
Biotechnology — 0.6%
AbbVie, Inc.	3,083	501,419
ADMA Biologics, Inc.(2)	11,602	75,645
Alkermes PLC(2)	2,349	57,644
Alnylam Pharmaceuticals, Inc.(2)	1,844	265,444
Amgen, Inc.	1,029	281,884
Amicus Therapeutics, Inc.(2)	24,668	246,433
Arcutis Biotherapeutics, Inc.(2)	3,117	25,933
Argenx SE, ADR(2)	614	230,557
Biohaven Ltd.(2)	565	21,922
BioMarin Pharmaceutical, Inc.(2)	4,856	392,171
Blueprint Medicines Corp.(2)	882	80,562
Bridgebio Pharma, Inc.(2)	2,082	53,341
Celldex Therapeutics, Inc.(2)	660	24,697
Centessa Pharmaceuticals PLC, ADR(2)(3)	3,114	28,524
CSL Ltd.	1,707	303,293
Cytokinetics, Inc.(2)	1,095	67,145
Halozyme Therapeutics, Inc.(2)	2,132	81,229

Insmed, Inc.(2)	2,409	59,551
Keros Therapeutics, Inc.(2)	802	45,225
Madrigal Pharmaceuticals, Inc.(2)	282	57,534
Mineralys Therapeutics, Inc.(2)	2,201	26,962
Natera, Inc.(2)	5,585	518,735
Twist Bioscience Corp.(2)	1,734	54,153
Vaxcyte, Inc.(2)	1,341	81,198
Vera Therapeutics, Inc.(2)	528	20,861
Vertex Pharmaceuticals, Inc.(2)	397	155,946
Viking Therapeutics, Inc.(2)	2,954	235,079
		3,993,087
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.	28,000	262,166
Amazon.com, Inc.(2)	8,325	1,456,875
B&M European Value Retail SA	3,559	22,968
JD.com, Inc., Class A	6,728	96,940
Ollie's Bargain Outlet Holdings, Inc.(2)	1,528	111,758
Pan Pacific International Holdings Corp.	16,000	375,776
Ryohin Keikaku Co. Ltd.	4,800	77,323
Savers Value Village, Inc.(2)	5,323	87,936
		2,491,742
Building Products — 0.4%
AZEK Co., Inc.(2)	5,018	229,022
Cie de Saint-Gobain SA	3,320	262,554
Fortune Brands Innovations, Inc.	962	70,322
Hayward Holdings, Inc.(2)	10,584	143,731
JELD-WEN Holding, Inc.(2)	5,567	114,123
Johnson Controls International PLC	10,605	690,067
Masco Corp.	2,732	187,005
Munters Group AB	4,541	90,536
Reliance Worldwide Corp. Ltd.	22,546	74,004
Trane Technologies PLC	2,277	722,583
		2,583,947
Capital Markets — 1.1%
Allfunds Group PLC	9,083	57,082
AllianceBernstein Holding LP	4,549	152,346
Ameriprise Financial, Inc.	911	375,141
ARES Management Corp., Class A	6,835	909,670
Bank of New York Mellon Corp.	15,173	857,123
BlackRock, Inc.	386	291,291
Bolsa Mexicana de Valores SAB de CV	38,602	72,333
Donnelley Financial Solutions, Inc.(2)	2,131	133,784
Hamilton Lane, Inc., Class A	731	81,667
Integral Corp.(2)	1,700	35,003
Intercontinental Exchange, Inc.	1,418	182,582
Intermediate Capital Group PLC	4,488	116,975
London Stock Exchange Group PLC	4,936	544,145
LPL Financial Holdings, Inc.	2,050	551,717
Man Group PLC	25,164	80,698
Morgan Stanley	5,601	508,795
MSCI, Inc.	1,766	822,585
Northern Trust Corp.	8,653	712,921
S&P Global, Inc.	1,022	424,978
Swissquote Group Holding SA	265	71,676
T Rowe Price Group, Inc.	4,332	474,657

TPG, Inc.	6,519	280,969
UBS Group AG	14,089	370,023
		8,108,161
Chemicals — 0.5%
Air Liquide SA	2,728	533,539
Akzo Nobel NV	5,631	371,544
Arkema SA	1,826	188,419
Avient Corp.	9,221	391,155
DSM-Firmenich AG	4,855	544,510
Ecolab, Inc.	1,289	291,507
Element Solutions, Inc.	27,531	636,792
Linde PLC	1,089	480,205
Nissan Chemical Corp.	1,800	61,359
Shin-Etsu Chemical Co. Ltd.	9,500	367,735
Tokyo Ohka Kogyo Co. Ltd.	2,200	58,340
		3,925,105
Commercial Services and Supplies — 0.3%
Clean Harbors, Inc.(2)	599	113,481
Copart, Inc.(2)	5,395	293,002
Daiei Kankyo Co. Ltd.	4,600	76,878
Elis SA	6,510	146,158
Park24 Co. Ltd.(2)	1,700	18,308
Republic Services, Inc.	5,634	1,080,038
SPIE SA	3,124	113,591
Stericycle, Inc.(2)	1,619	72,418
UniFirst Corp.	404	64,692
		1,978,566
Communications Equipment — 0.2%
Arista Networks, Inc.(2)	1,613	413,831
Cisco Systems, Inc.	8,984	422,069
F5, Inc.(2)	2,928	484,028
Juniper Networks, Inc.	8,299	288,971
		1,608,899
Construction and Engineering — 0.2%
Construction Partners, Inc., Class A(2)	1,776	91,712
Eiffage SA	4,222	450,481
Fugro NV(3)	4,643	112,617
Kinden Corp.	4,500	85,865
Sacyr SA	22,526	78,319
SNC-Lavalin Group, Inc.	2,254	86,548
Vinci SA	3,848	450,894
		1,356,436
Construction Materials — 0.1%
CRH PLC	4,359	337,474
James Hardie Industries PLC(2)	8,342	286,781
Summit Materials, Inc., Class A(2)	2,508	97,561
Taiheiyo Cement Corp.	3,700	84,628
		806,444
Consumer Finance — 0.1%
American Express Co.	1,212	283,644
FirstCash Holdings, Inc.	870	98,293
		381,937
Consumer Staples Distribution & Retail — 0.4%
BGF retail Co. Ltd.	867	81,737
Casey's General Stores, Inc.	339	108,338

Costco Wholesale Corp.	429	310,124
Dollar Tree, Inc.(2)	4,590	542,767
Koninklijke Ahold Delhaize NV	26,458	803,111
Marks & Spencer Group PLC	18,682	59,520
PriceSmart, Inc.	1,313	105,815
Redcare Pharmacy NV(2)	572	77,368
Sysco Corp.	4,726	351,236
Target Corp.	2,398	386,030
		2,826,046
Containers and Packaging — 0.4%
Amcor PLC	18,146	162,225
AptarGroup, Inc.	579	83,596
Avery Dennison Corp.	1,113	241,833
Ball Corp.	3,445	239,669
Graphic Packaging Holding Co.	11,393	294,509
Huhtamaki OYJ	2,001	76,683
Packaging Corp. of America	2,250	389,205
Smurfit Kappa Group PLC	11,664	505,396
Sonoco Products Co.	5,771	323,464
Verallia SA	6,653	256,242
		2,572,822
Distributors — 0.0%
D'ieteren Group	553	119,295
LKQ Corp.	4,900	211,337
		330,632
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(2)	2,320	240,607
Duolingo, Inc.(2)	1,922	433,892
European Wax Center, Inc., Class A(2)(3)	7,792	91,634
Mister Car Wash, Inc.(2)(3)	7,225	48,335
Stride, Inc.(2)	1,548	103,329
		917,797
Diversified REITs — 0.1%
British Land Co. PLC	18,981	91,529
Essential Properties Realty Trust, Inc.	11,327	298,353
Fibra Uno Administracion SA de CV	11,020	15,774
Land Securities Group PLC	13,186	106,570
Merlin Properties Socimi SA	5,508	61,960
		574,186
Diversified Telecommunication Services — 0.1%
BCE, Inc.	9,034	296,813
Cellnex Telecom SA	1,428	47,202
LG Uplus Corp.	21,618	153,542
U-Next Holdings Co. Ltd.	3,300	92,217
Verizon Communications, Inc.	11,239	443,828
		1,033,602
Electric Utilities — 0.5%
Duke Energy Corp.	6,695	657,851
Edison International	9,815	697,454
Evergy, Inc.	8,657	454,059
Eversource Energy	7,350	445,557
NextEra Energy, Inc.	9,365	627,174
Pinnacle West Capital Corp.	5,477	403,381
		3,285,476

Electrical Equipment — 0.5%
AMETEK, Inc.	4,409	770,076
Atkore, Inc.	479	83,969
Eaton Corp. PLC	1,338	425,832
Emerson Electric Co.	5,439	586,216
Generac Holdings, Inc.(2)	334	45,411
Hubbell, Inc.	645	238,985
NEXTracker, Inc., Class A(2)	1,146	49,037
Regal Rexnord Corp.	2,611	421,337
Schneider Electric SE	2,346	534,919
Signify NV	10,784	294,095
Vertiv Holdings Co., Class A	4,238	394,134
		3,844,011
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	1,731	418,660
Celestica, Inc.(2)	1,254	54,336
Celestica, Inc. (Toronto)(2)	1,678	72,659
Keyence Corp.	700	307,839
Keysight Technologies, Inc.(2)	5,062	748,872
Littelfuse, Inc.	301	69,423
Mirion Technologies, Inc., Class A(2)	8,080	87,829
TE Connectivity Ltd.	2,695	381,288
		2,140,906
Energy Equipment and Services — 0.2%
Baker Hughes Co.	14,273	465,585
Expro Group Holdings NV(2)	13,313	249,752
Schlumberger NV	10,480	497,591
Seadrill Ltd.(2)	1,031	50,055
Subsea 7 SA(2)	4,404	70,851
TechnipFMC PLC	2,150	55,083
Transocean Ltd.(2)	13,638	71,190
		1,460,107
Entertainment — 0.3%
CTS Eventim AG & Co. KGaA	551	48,724
Electronic Arts, Inc.	2,338	296,505
Liberty Media Corp.-Liberty Formula One, Class C(2)	866	60,594
Spotify Technology SA(2)	3,879	1,087,827
Take-Two Interactive Software, Inc.(2)	2,978	425,288
Universal Music Group NV	9,978	293,505
Walt Disney Co.	1,769	196,536
		2,408,979
Financial Services — 0.4%
Adyen NV(2)	264	316,272
AvidXchange Holdings, Inc.(2)	9,530	111,120
Block, Inc.(2)	1,048	76,504
Corpay, Inc.(2)	1,674	505,783
Edenred SE	8,034	381,228
Mastercard, Inc., Class A	845	381,264
Shift4 Payments, Inc., Class A(2)(3)	1,034	59,827
Visa, Inc., Class A	2,697	724,441
		2,556,439
Food Products — 0.3%
Conagra Brands, Inc.	30,480	938,174
General Mills, Inc.	7,135	502,732
Glanbia PLC	4,192	79,590

Mondelez International, Inc., Class A	4,017	288,983
Morinaga & Co. Ltd.	2,600	42,018
Nomad Foods Ltd.	6,867	124,018
Toyo Suisan Kaisha Ltd.	900	56,281
WK Kellogg Co.	3,068	71,607
Yamazaki Baking Co. Ltd.	3,100	75,031
		2,178,434
Gas Utilities — 0.1%
Nippon Gas Co. Ltd.	4,500	73,391
ONE Gas, Inc.	4,197	270,791
Spire, Inc.	6,200	383,098
		727,280
Ground Transportation — 0.4%
Canadian Pacific Kansas City Ltd.	5,153	404,260
Heartland Express, Inc.	9,149	90,941
Knight-Swift Transportation Holdings, Inc.	2,220	102,631
Norfolk Southern Corp.	4,808	1,107,379
Schneider National, Inc., Class B	3,407	70,457
Uber Technologies, Inc.(2)	3,157	209,214
Union Pacific Corp.	1,559	369,732
XPO, Inc.(2)	3,505	376,647
		2,731,261
Health Care Equipment and Supplies — 0.9%
Alphatec Holdings, Inc.(2)	8,415	106,197
Becton Dickinson & Co.	1,291	302,869
ConvaTec Group PLC	21,026	65,418
DENTSPLY SIRONA, Inc.	7,502	225,135
Dexcom, Inc.(2)	8,556	1,089,949
Envista Holdings Corp.(2)	12,099	238,108
GE HealthCare Technologies, Inc.	7,702	587,201
Glaukos Corp.(2)	2,053	197,088
Hologic, Inc.(2)	4,912	372,182
Inari Medical, Inc.(2)	2,175	81,215
Inspire Medical Systems, Inc.(2)	2,035	491,778
Insulet Corp.(2)	2,369	407,326
Intuitive Surgical, Inc.(2)	631	233,861
Lantheus Holdings, Inc.(2)	1,259	83,774
SI-BONE, Inc.(2)	4,658	66,423
Terumo Corp.	28,000	474,995
Ypsomed Holding AG	205	73,070
Zimmer Biomet Holdings, Inc.	10,006	1,203,522
		6,300,111
Health Care Providers and Services — 0.8%
Acadia Healthcare Co., Inc.(2)	1,113	82,295
Amvis Holdings, Inc.	1,600	21,829
Cardinal Health, Inc.	4,871	501,908
Cencora, Inc.	629	150,362
Centene Corp.(2)	3,951	288,660
Chartwell Retirement Residences	24,888	225,802
Cigna Group	1,298	463,438
Encompass Health Corp.	1,186	98,889
HealthEquity, Inc.(2)	1,570	123,889
Henry Schein, Inc.(2)	11,430	791,870
Hims & Hers Health, Inc.(2)	5,988	75,030
Laboratory Corp. of America Holdings	1,974	397,504

NeoGenomics, Inc.(2)	7,091	98,707
Option Care Health, Inc.(2)	3,040	90,866
Quest Diagnostics, Inc.	5,696	787,073
R1 RCM, Inc.(2)	8,417	103,445
RadNet, Inc.(2)	1,226	59,461
UnitedHealth Group, Inc.	1,448	700,398
Universal Health Services, Inc., Class B	3,667	624,967
		5,686,393
Health Care REITs — 0.2%
Aedifica SA	208	13,291
CareTrust REIT, Inc.	5,822	143,920
Healthpeak Properties, Inc.	25,865	481,348
Ventas, Inc.	4,983	220,647
Welltower, Inc.	7,995	761,763
		1,620,969
Health Care Technology — 0.1%
Evolent Health, Inc., Class A(2)	2,946	81,722
Pro Medicus Ltd.	835	59,656
Veeva Systems, Inc., Class A(2)	1,503	298,436
		439,814
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	8,382	158,168
Invincible Investment Corp.	384	172,048
Japan Hotel REIT Investment Corp.	213	111,931
Ryman Hospitality Properties, Inc.	1,954	206,108
		648,255
Hotels, Restaurants and Leisure — 0.7%
Airbnb, Inc., Class A(2)	4,838	767,162
Chipotle Mexican Grill, Inc.(2)	253	799,379
Darden Restaurants, Inc.	1,440	220,910
DoorDash, Inc., Class A(2)	5,172	668,533
Greggs PLC	1,179	39,900
H World Group Ltd., ADR	8,019	294,377
Hilton Worldwide Holdings, Inc.	6,898	1,360,837
Kyoritsu Maintenance Co. Ltd.	4,400	93,833
MakeMyTrip Ltd.(2)	4,558	301,785
Planet Fitness, Inc., Class A(2)	1,614	96,582
Sodexo SA	2,104	183,203
Starbucks Corp.	2,365	209,279
Wingstop, Inc.	309	118,900
		5,154,680
Household Durables — 0.1%
Barratt Developments PLC	29,852	168,667
Bellway PLC	2,122	66,686
Breville Group Ltd.(3)	2,531	41,672
Mohawk Industries, Inc.(2)	2,215	255,434
Sonos, Inc.(2)	6,025	101,823
Taylor Wimpey PLC	173,884	284,930
TopBuild Corp.(2)	175	70,817
		990,029
Household Products — 0.5%
Church & Dwight Co., Inc.	12,030	1,297,916
Colgate-Palmolive Co.	1,377	126,574
Henkel AG & Co. KGaA, Preference Shares	4,405	349,941
Kimberly-Clark Corp.	5,651	771,531

Procter & Gamble Co.	2,211	360,835
Reckitt Benckiser Group PLC	8,293	463,637
		3,370,434
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	1,485	286,204
LG Corp.	3,251	185,495
		471,699
Industrial REITs — 0.3%
CapitaLand Ascendas REIT	73,400	139,036
EastGroup Properties, Inc.	850	132,056
Goodman Group	20,514	414,375
Mapletree Industrial Trust	23,800	39,409
Prologis, Inc.	12,307	1,255,929
Segro PLC	20,298	213,497
Terreno Realty Corp.	949	51,578
Tritax Big Box REIT PLC	20,909	39,494
Warehouses De Pauw CVA	2,056	54,370
		2,339,744
Insurance — 0.6%
Aflac, Inc.	2,825	236,311
Allstate Corp.	4,027	684,831
Goosehead Insurance, Inc., Class A(2)	802	45,642
Hanover Insurance Group, Inc.	2,645	343,374
Kinsale Capital Group, Inc.	93	33,782
Marsh & McLennan Cos., Inc.	1,270	253,276
MetLife, Inc.	3,133	222,694
NN Group NV	11,085	511,361
Palomar Holdings, Inc.(2)	973	76,546
Progressive Corp.	1,379	287,177
Prudential Financial, Inc.	1,939	214,221
Reinsurance Group of America, Inc.	2,588	483,930
Ryan Specialty Holdings, Inc., Class A	9,696	478,400
Skyward Specialty Insurance Group, Inc.(2)	2,127	74,275
Willis Towers Watson PLC	2,712	681,092
		4,626,912
Interactive Media and Services — 0.6%
Alphabet, Inc., Class A(2)	11,437	1,861,715
Autohome, Inc., ADR	6,916	177,741
Baidu, Inc., Class A(2)	8,900	115,305
CAR Group Ltd.	3,560	77,193
Meta Platforms, Inc., Class A	2,131	916,692
QuinStreet, Inc.(2)	4,561	82,508
Scout24 SE	928	68,169
Tencent Holdings Ltd.	18,200	798,674
		4,097,997
IT Services — 0.5%
Accenture PLC, Class A	1,249	375,837
Amdocs Ltd.	5,707	479,331
BIPROGY, Inc.	2,300	66,910
Cloudflare, Inc., Class A(2)	5,983	522,914
Cognizant Technology Solutions Corp., Class A	3,038	199,536
Globant SA(2)	191	34,111
Indra Sistemas SA(3)	4,897	93,615
International Business Machines Corp.	2,235	371,457
Megaport Ltd.(2)	2,122	18,170

MongoDB, Inc.(2)	864	315,515
NEC Corp.	5,100	369,250
NEXTDC Ltd.(2)	76,583	812,966
NTT Data Group Corp.	12,300	192,345
		3,851,957
Leisure Products — 0.0%
Brunswick Corp.	532	42,901
Sankyo Co. Ltd.	3,600	39,103
Thule Group AB(3)	1,406	39,691
YETI Holdings, Inc.(2)	2,613	93,336
		215,031
Life Sciences Tools and Services — 0.8%
Agilent Technologies, Inc.	8,657	1,186,355
Avantor, Inc.(2)	9,570	231,881
Bio-Techne Corp.	7,197	454,922
Danaher Corp.	2,107	519,628
Gerresheimer AG	578	62,249
ICON PLC(2)	1,859	553,759
IQVIA Holdings, Inc.(2)	4,148	961,382
Lonza Group AG	493	272,133
Mettler-Toledo International, Inc.(2)	758	932,113
Sartorius AG, Preference Shares	1,066	318,687
Tecan Group AG	159	56,093
Thermo Fisher Scientific, Inc.	657	373,649
		5,922,851
Machinery — 0.5%
Aalberts NV	1,625	77,262
Cummins, Inc.	1,905	538,143
Deere & Co.	474	185,528
Dover Corp.	759	136,089
Fluidra SA	1,748	37,002
Hoshizaki Corp.	1,800	62,026
IMI PLC	4,324	94,188
KION Group AG	1,240	57,149
Konecranes OYJ	1,504	79,043
Organo Corp.	1,500	68,812
Oshkosh Corp.	3,176	356,570
Parker-Hannifin Corp.	2,013	1,096,904
RBC Bearings, Inc.(2)	444	108,580
Timken Co.	2,572	229,474
Trelleborg AB, B Shares(3)	1,160	40,881
Weir Group PLC	3,760	95,945
Xylem, Inc.	4,026	526,198
		3,789,794
Media — 0.3%
4imprint Group PLC	486	37,562
CyberAgent, Inc.	14,000	87,228
Fox Corp., Class B	7,148	205,005
Interpublic Group of Cos., Inc.	16,108	490,327
Omnicom Group, Inc.	984	91,355
Stroeer SE & Co. KGaA	1,012	64,895
Trade Desk, Inc., Class A(2)	8,069	668,517
WPP PLC	39,551	396,426
		2,041,315

Metals and Mining — 0.1%
Alamos Gold, Inc., Class A	5,185	76,269
Capstone Copper Corp.(2)	23,270	161,089
Carpenter Technology Corp.	1,057	90,585
ERO Copper Corp.(2)	8,400	171,277
GMK Norilskiy Nickel PAO(4)	265,800	3
Sandfire Resources Ltd.(2)	11,468	69,072
		568,295
Multi-Utilities — 0.2%
CMS Energy Corp.	6,293	381,418
Northwestern Energy Group, Inc.	12,954	653,400
WEC Energy Group, Inc.	5,031	415,762
		1,450,580
Office REITs — 0.0%
Boston Properties, Inc.	2,657	164,442
Oil, Gas and Consumable Fuels — 0.6%
Cheniere Energy, Inc.	3,417	539,271
ConocoPhillips	4,788	601,468
Coterra Energy, Inc.	10,151	277,731
Enterprise Products Partners LP	27,753	779,304
EOG Resources, Inc.	3,843	507,776
EQT Corp.	9,329	374,000
Excelerate Energy, Inc., Class A	4,287	72,279
Gaztransport Et Technigaz SA	543	75,683
Kosmos Energy Ltd.(2)	31,306	177,505
Occidental Petroleum Corp.	7,394	489,039
Paladin Energy Ltd.(2)	7,436	65,993
		3,960,049
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	1,118	81,826
Stella-Jones, Inc.	2,272	131,998
		213,824
Passenger Airlines — 0.1%
Southwest Airlines Co.	17,173	445,468
Personal Care Products — 0.1%
BellRing Brands, Inc.(2)	1,450	79,996
elf Beauty, Inc.(2)	474	77,039
Haleon PLC	88,620	374,272
Inter Parfums, Inc.	428	49,811
Kenvue, Inc.	23,224	437,076
		1,018,194
Pharmaceuticals — 0.9%
ALK-Abello AS(2)	4,531	84,000
AstraZeneca PLC, ADR	6,761	513,025
Bristol-Myers Squibb Co.	3,358	147,551
Edgewise Therapeutics, Inc.(2)	1,367	24,524
Eli Lilly & Co.	374	292,131
Galderma Group AG(2)	1,995	148,662
GSK PLC	35,533	737,200
Hikma Pharmaceuticals PLC	6,531	156,813
Intra-Cellular Therapies, Inc.(2)	1,196	85,885
Longboard Pharmaceuticals, Inc.(2)	817	17,402
Merck & Co., Inc.	3,743	483,671
Novo Nordisk AS, Class B	10,917	1,400,020
Roche Holding AG	2,429	582,023

Sanofi SA	4,209	415,820
Sanofi SA, ADR	4,753	233,990
Santen Pharmaceutical Co. Ltd.	8,300	80,170
UCB SA	3,535	468,777
Verona Pharma PLC, ADR(2)(3)	1,701	26,280
Virbac SACA	101	37,325
Zoetis, Inc.	1,607	255,899
		6,191,168
Professional Services — 0.4%
Adecco Group AG	11,863	414,997
Equifax, Inc.	1,850	407,351
First Advantage Corp.	4,647	75,746
FTI Consulting, Inc.(2)	391	83,608
Jacobs Solutions, Inc.	3,794	544,553
Korn Ferry	2,179	132,309
Paycor HCM, Inc.(2)	3,070	53,326
RELX PLC	13,508	555,001
TechnoPro Holdings, Inc.	1,100	18,737
Teleperformance SE(2)	4,642	420,494
UL Solutions, Inc., Class A(2)	3,546	124,465
Verisk Analytics, Inc.	1,713	373,365
		3,203,952
Real Estate Management and Development — 0.2%
Colliers International Group, Inc.	397	41,304
Corp. Inmobiliaria Vesta SAB de CV(3)	15,195	53,814
CTP NV	4,834	82,003
DLF Ltd.	5,652	60,220
FirstService Corp.	246	36,162
FirstService Corp. (Toronto)	775	113,831
Grainger PLC	17,623	56,222
Macrotech Developers Ltd.	3,552	52,614
Mitsubishi Estate Co. Ltd.	10,900	199,739
Mitsui Fudosan Co. Ltd.	22,100	224,913
PSP Swiss Property AG	626	77,387
Redfin Corp.(2)	4,461	25,026
Tokyo Tatemono Co. Ltd.	3,500	58,240
Tokyu Fudosan Holdings Corp.	24,300	178,028
		1,259,503
Residential REITs — 0.3%
American Homes 4 Rent, Class A	8,136	291,269
AvalonBay Communities, Inc.	2,481	470,323
Boardwalk Real Estate Investment Trust	1,249	64,298
Camden Property Trust	611	60,904
Equity Residential	5,295	340,998
Essex Property Trust, Inc.	2,287	563,174
Invitation Homes, Inc.	8,353	285,673
UNITE Group PLC	5,075	58,670
		2,135,309
Retail REITs — 0.3%
Charter Hall Retail REIT	23,770	50,719
Kite Realty Group Trust	11,728	255,670
Link REIT	20,420	87,495
Phillips Edison & Co., Inc.	2,438	79,723
Realty Income Corp.	11,716	627,275
Regency Centers Corp.	6,656	394,168

Scentre Group	91,108	184,498
Simon Property Group, Inc.	2,860	401,916
Tanger, Inc.	3,844	108,977
Unibail-Rodamco-Westfield(2)	2,011	167,583
Urban Edge Properties	5,587	93,471
		2,451,495
Semiconductors and Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc.(2)	3,619	573,177
Analog Devices, Inc.	2,053	411,852
Applied Materials, Inc.	1,967	390,745
ASML Holding NV	1,172	1,020,827
Astera Labs, Inc.(2)	1,511	128,072
Broadcom, Inc.	144	187,239
Camtek Ltd.	524	42,428
Credo Technology Group Holding Ltd.(2)	4,488	80,201
Enphase Energy, Inc.(2)	1,441	156,723
FormFactor, Inc.(2)	2,002	89,269
Impinj, Inc.(2)	765	121,926
Infineon Technologies AG	6,753	234,350
Lattice Semiconductor Corp.(2)	539	36,975
MACOM Technology Solutions Holdings, Inc.(2)	1,002	102,154
Marvell Technology, Inc.	2,969	195,687
MKS Instruments, Inc.	375	44,617
Monolithic Power Systems, Inc.	940	629,170
Nova Ltd.(2)	463	78,664
NVIDIA Corp.	2,558	2,210,163
Onto Innovation, Inc.(2)	948	175,845
Rambus, Inc.(2)	2,280	124,990
Silicon Laboratories, Inc.(2)	680	82,613
Socionext, Inc.	1,600	46,777
SUMCO Corp.	41,900	624,867
Taiwan Semiconductor Manufacturing Co. Ltd.	42,000	1,005,638
Teradyne, Inc.	7,308	850,067
		9,645,036
Software — 1.6%
Adobe, Inc.(2)	215	99,508
Atlassian Corp., Class A(2)	1,856	319,789
Bytes Technology Group PLC	12,815	77,945
Cadence Design Systems, Inc.(2)	3,991	1,100,039
Crowdstrike Holdings, Inc., Class A(2)	3,355	981,472
CyberArk Software Ltd.(2)	986	235,901
Datadog, Inc., Class A(2)	7,472	937,736
Descartes Systems Group, Inc.(2)	865	80,239
DoubleVerify Holdings, Inc.(2)	2,054	60,182
Five9, Inc.(2)	1,401	80,656
Guidewire Software, Inc.(2)	1,178	130,051
HubSpot, Inc.(2)	1,683	1,017,996
JFrog Ltd.(2)	2,163	86,260
Klaviyo, Inc., Class A(2)(3)	1,911	42,806
Manhattan Associates, Inc.(2)	4,099	844,640
Microsoft Corp.	9,032	3,516,429
Money Forward, Inc.(2)	1,900	66,161
nCino, Inc.(2)	2,522	73,542
Palantir Technologies, Inc., Class A(2)	17,466	383,728
Q2 Holdings, Inc.(2)	1,430	73,488

Salesforce, Inc.	1,737	467,149
SAP SE	3,964	715,768
ServiceNow, Inc.(2)	162	112,319
Sinch AB(2)	10,044	22,709
SPS Commerce, Inc.(2)	469	81,545
Tenable Holdings, Inc.(2)	2,298	103,341
Workday, Inc., Class A(2)	552	135,091
		11,846,490
Specialized REITs — 0.5%
CubeSmart	2,197	88,847
Digital Core REIT Management Pte. Ltd.	134,100	81,663
Digital Realty Trust, Inc.	5,144	713,884
Equinix, Inc.	1,137	808,532
Iron Mountain, Inc.	5,142	398,608
Lamar Advertising Co., Class A	483	55,956
Public Storage	2,543	659,781
SBA Communications Corp.	1,775	330,363
VICI Properties, Inc.	16,550	472,503
		3,610,137
Specialty Retail — 0.4%
Arhaus, Inc.	3,776	47,804
Boot Barn Holdings, Inc.(2)	1,128	120,098
Burlington Stores, Inc.(2)	2,392	430,417
CarMax, Inc.(2)	1,685	114,529
Fast Retailing Co. Ltd.	700	183,028
Home Depot, Inc.	1,912	639,029
Kingfisher PLC	122,140	376,231
Lovisa Holdings Ltd.	1,907	38,434
Sanrio Co. Ltd.	4,800	80,930
TJX Cos., Inc.	4,301	404,681
Tractor Supply Co.	897	244,953
		2,680,134
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	10,308	1,755,762
HP, Inc.	14,715	413,344
Samsung Electronics Co. Ltd.	6,127	340,579
		2,509,685
Textiles, Apparel and Luxury Goods — 0.3%
Asics Corp.	1,800	77,152
Crocs, Inc.(2)	576	71,637
Deckers Outdoor Corp.(2)	142	116,223
HUGO BOSS AG	453	24,410
Lululemon Athletica, Inc.(2)	1,842	664,225
LVMH Moet Hennessy Louis Vuitton SE	799	656,327
On Holding AG, Class A(2)(3)	22,553	716,058
		2,326,032
Tobacco — 0.1%
British American Tobacco PLC	20,401	598,897
Trading Companies and Distributors — 0.4%
AddTech AB, B Shares	1,796	37,338
Applied Industrial Technologies, Inc.	818	149,899
Beacon Roofing Supply, Inc.(2)	3,906	384,858
Beijer Ref AB(3)	1,612	22,719
Bunzl PLC	11,235	430,837
Core & Main, Inc., Class A(2)	7,355	415,337

Diploma PLC		1,928	87,147
FTAI Aviation Ltd.		997	69,999
Howden Joinery Group PLC		5,426	59,061
MSC Industrial Direct Co., Inc., Class A		4,392	400,726
Rexel SA		13,270	343,956
Seven Group Holdings Ltd.(3)		3,490	84,804
SiteOne Landscape Supply, Inc.(2)		669	104,959
			2,591,640
Transportation Infrastructure — 0.0%
Flughafen Zurich AG		360	72,072
Water Utilities — 0.0%
SJW Group		989	53,851
TOTAL COMMON STOCKS (Cost $136,555,570)			182,337,751
U.S. TREASURY SECURITIES — 12.3%
U.S. Treasury Bonds, 2.00%, 11/15/41		3,500,000	2,313,418
U.S. Treasury Bonds, 2.375%, 2/15/42		11,500,000	8,066,621
U.S. Treasury Bonds, 4.75%, 11/15/43		120,000	117,750
U.S. Treasury Bonds, 3.125%, 8/15/44		200,000	154,164
U.S. Treasury Bonds, 2.50%, 2/15/45		1,060,000	727,756
U.S. Treasury Bonds, 3.00%, 5/15/45		560,000	419,759
U.S. Treasury Bonds, 3.00%, 11/15/45		100,000	74,660
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27		384,705	383,962
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29		1,640,529	1,657,211
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32		174,832	188,568
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/40		861,462	833,890
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41		1,161,997	1,123,956
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43		1,309,277	953,910
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44		3,528,555	2,938,834
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45		6,009,350	4,356,564
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47		707,064	513,097
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51		1,191,950	659,673
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27		4,907,482	4,583,073
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28		2,327,448	2,174,604
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29		2,335,100	2,190,280
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32		3,061,805	2,604,536
U.S. Treasury Notes, 0.25%, 5/31/25		9,900,000	9,385,277
U.S. Treasury Notes, 4.625%, 2/28/26		7,080,000	7,026,070
U.S. Treasury Notes, 0.50%, 4/30/27		6,000,000	5,276,953
U.S. Treasury Notes, 2.75%, 7/31/27		3,505,000	3,286,006
U.S. Treasury Notes, 2.25%, 8/15/27		400,000	368,680
U.S. Treasury Notes, 4.375%, 8/31/28		6,170,000	6,076,606
U.S. Treasury Notes, 2.625%, 7/31/29		3,000,000	2,710,078
U.S. Treasury Notes, 3.50%, 4/30/30		2,350,000	2,202,253
U.S. Treasury Notes, 0.625%, 5/15/30		1,100,000	866,014
U.S. Treasury Notes, 4.375%, 11/30/30		1,390,000	1,363,666
U.S. Treasury Notes, 1.875%, 2/15/32(5)		5,800,000	4,741,500
U.S. Treasury Notes, 4.00%, 2/15/34		4,850,000	4,593,102
U.S. Treasury Notes, VRN, 5.52%, (3-month USBMMY plus 0.20%), 1/31/25		2,000,000	2,002,369
U.S. Treasury Notes, VRN, 5.45%, (3-month USBMMY plus 0.13%), 7/31/25		1,500,000	1,500,746
TOTAL U.S. TREASURY SECURITIES (Cost $100,309,621)			88,435,606
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.1%
Australia — 0.1%
Australia Government Bonds, 3.00%, 3/21/47	AUD	270,000	131,676

New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	242,325
			374,001
Austria — 0.1%
Republic of Austria Government Bonds, 0.75%, 10/20/26(6)	EUR	185,000	187,050
Republic of Austria Government Bonds, 4.15%, 3/15/37(6)	EUR	121,000	143,117
			330,167
Belgium — 0.0%
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	74,000	88,316
Canada — 0.6%
Canada Government Bonds, 0.25%, 3/1/26	CAD	1,500,000	1,011,902
Canada Government Bonds, 3.50%, 3/1/28	CAD	3,387,000	2,422,259
Province of British Columbia, 2.85%, 6/18/25	CAD	809,000	575,682
Province of Quebec, 5.75%, 12/1/36	CAD	445,000	357,894
Province of Quebec, 5.00%, 12/1/41	CAD	30,000	22,508
Province of Quebec, 3.50%, 12/1/48	CAD	110,000	65,775
			4,456,020
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54		$160,000	145,574
China — 0.5%
China Government Bonds, 2.68%, 5/21/30	CNY	24,800,000	3,500,765
Denmark — 0.0%
Denmark Government Bonds, 0.50%, 11/15/27	DKK	600,000	79,685
Denmark Government Bonds, 4.50%, 11/15/39	DKK	340,000	59,348
			139,033
Finland — 0.3%
Finland Government Bonds, 4.00%, 7/4/25(6)	EUR	219,000	235,491
Finland Government Bonds, 0.125%, 4/15/36(6)	EUR	2,250,000	1,686,622
			1,922,113
France — 0.2%
French Republic Government Bonds OAT, 0.00%, 11/25/31(6)(7)	EUR	1,400,000	1,200,434
French Republic Government Bonds OAT, 1.25%, 5/25/38(6)	EUR	379,000	313,216
			1,513,650
Germany — 0.4%
Bundesrepublik Deutschland Bundesanleihe, 2.30%, 2/15/33	EUR	2,400,000	2,511,892
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(7)	EUR	400,000	203,352
			2,715,244
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	188,001
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,338,000	1,396,869
			1,584,870
Japan — 0.3%
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	224,000,000	1,262,841
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	66,500,000	355,953
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	51,300,000	317,249
			1,936,043
Malaysia — 0.0%
Malaysia Government Bonds, 3.96%, 9/15/25	MYR	990,000	208,793
Mexico — 0.1%
Mexico Government International Bonds, 4.15%, 3/28/27		$700,000	673,157
Netherlands — 0.1%
Netherlands Government Bonds, 0.50%, 7/15/26(6)	EUR	506,000	511,322
Netherlands Government Bonds, 2.75%, 1/15/47(6)	EUR	82,000	85,339
			596,661
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(6)	NOK	1,880,000	159,818

Philippines — 0.0%
Philippines Government International Bonds, 6.375%, 10/23/34		$100,000	106,899
Spain — 0.0%
Spain Government Bonds, 1.60%, 4/30/25(6)	EUR	132,000	138,381
Spain Government Bonds, 5.15%, 10/31/28(6)	EUR	47,000	54,560
Spain Government Bonds, 5.15%, 10/31/44(6)	EUR	9,000	11,457
			204,398
Switzerland — 0.1%
Swiss Confederation Government Bonds, 1.25%, 5/28/26	CHF	410,000	449,218
Thailand — 0.0%
Thailand Government Bonds, 3.85%, 12/12/25	THB	11,550,000	318,909
United Kingdom — 0.1%
U.K. Gilts, 0.125%, 1/30/26	GBP	800,000	927,167
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $25,691,923)			22,350,816
CORPORATE BONDS — 2.7%
Automobile Components — 0.0%
ZF North America Capital, Inc., 4.75%, 4/29/25(6)		$105,000	103,408
Automobiles — 0.1%
BMW Finance NV, 0.875%, 4/3/25	EUR	50,000	52,079
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		$670,000	566,090
			618,169
Banks — 1.0%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		255,000	248,566
Banco Santander SA, 2.50%, 3/18/25	EUR	200,000	210,574
Bank of America Corp., VRN, 5.47%, 1/23/35		$260,000	252,949
Bank of Montreal, VRN, 5.62%, (SOFR plus 0.30%), 7/8/24		1,250,000	1,250,400
Barclays PLC, VRN, 1.375%, 1/24/26	EUR	100,000	104,774
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	400,000	416,000
Citigroup, Inc., VRN, 3.67%, 7/24/28		$90,000	84,820
Citigroup, Inc., VRN, 6.27%, 11/17/33		60,000	61,594
Commerzbank AG, 4.00%, 3/23/26	EUR	250,000	266,709
European Financial Stability Facility, 0.40%, 5/31/26	EUR	400,000	403,104
European Financial Stability Facility, 2.35%, 7/29/44	EUR	60,000	55,285
European Union, 0.00%, 7/4/31(7)	EUR	1,650,000	1,428,117
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	50,000	61,330
ING Groep NV, 2.125%, 1/10/26	EUR	400,000	415,594
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29		$6,000	5,667
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	120,000	152,487
Toronto-Dominion Bank, VRN, 4.24%, 5/1/24		$1,500,000	1,500,000
Wells Fargo & Co., VRN, 5.39%, 4/24/34		105,000	101,228
			7,019,198
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36		370,000	344,602
Chemicals — 0.0%
MEGlobal BV, 4.25%, 11/3/26(6)		82,000	78,494
Olin Corp., 5.125%, 9/15/27		60,000	57,985
			136,479
Commercial Services and Supplies — 0.0%
Waste Connections, Inc., 2.95%, 1/15/52		154,000	96,705
Containers and Packaging — 0.0%
Sealed Air Corp., 5.125%, 12/1/24(6)		80,000	79,657
Diversified Consumer Services — 0.0%
Duke University, 3.30%, 10/1/46		220,000	159,295

Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	121,065
AT&T, Inc., 4.90%, 8/15/37		$116,000	105,523
Sprint Capital Corp., 6.875%, 11/15/28		352,000	368,908
Turk Telekomunikasyon AS, 4.875%, 6/19/24(6)		205,000	204,498
			799,994
Electric Utilities — 0.2%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		270,000	178,018
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	101,442
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	46,693
MidAmerican Energy Co., 4.40%, 10/15/44		80,000	66,062
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53		71,000	64,058
Northern States Power Co., 3.20%, 4/1/52		160,000	104,159
Northern States Power Co., 5.10%, 5/15/53		110,000	99,818
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.00%, 6/30/30		500,000	427,145
			1,087,395
Financial Services — 0.3%
Fiore Capital LLC, VRDN, 5.45%, 5/7/24 (LOC: Wells Fargo Bank N.A.)		1,885,000	1,885,000
Ground Transportation — 0.0%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	136,716
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	56,856
			193,572
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)		510,000	447,280
Kaiser Foundation Hospitals, 3.00%, 6/1/51		180,000	116,555
			563,835
Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)		200,000	178,593
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)		150,000	145,063
			323,656
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		477,000	443,458
Meritage Homes Corp., 5.125%, 6/6/27		160,000	155,972
Tempur Sealy International, Inc., 3.875%, 10/15/31(6)		238,000	196,179
			795,609
Insurance — 0.5%
Athene Global Funding, VRN, 6.05%, (SOFR plus 0.70%), 5/24/24(6)		3,500,000	3,501,153
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	207,930
			3,709,083
Interactive Media and Services — 0.0%
Tencent Holdings Ltd., 3.80%, 2/11/25(6)		$153,000	150,907
Media — 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/35		240,000	226,867
Metals and Mining — 0.0%
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	173,772
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	60,784
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)		108,000	110,711
BP Capital Markets America, Inc., 3.06%, 6/17/41		180,000	129,411
Energy Transfer LP, 5.75%, 4/1/25		70,000	69,918
MEG Energy Corp., 5.875%, 2/1/29(6)		130,000	125,896
Southwestern Energy Co., 5.70%, 1/23/25		14,000	13,949
			449,885

Passenger Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)	209,590	207,351
Pharmaceuticals — 0.0%
Viatris, Inc., 4.00%, 6/22/50	246,000	161,061
Software — 0.0%
Oracle Corp., 3.60%, 4/1/40	130,000	97,463
Transportation Infrastructure — 0.0%
DP World Crescent Ltd., 4.85%, 9/26/28	250,000	242,365
TOTAL CORPORATE BONDS (Cost $21,256,968)		19,686,112
COLLATERALIZED LOAN OBLIGATIONS — 1.6%
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 7.34%, (3-month SOFR plus 2.01%), 4/15/30(6)	350,000	350,637
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 8.19%, (3-month SOFR plus 2.86%), 4/22/32(6)	1,450,000	1,453,118
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.44%, (3-month SOFR plus 2.11%), 10/15/31(6)	142,466	143,705
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.09%, (3-month SOFR plus 1.76%), 4/15/32(6)	201,315	201,594
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.43%, (3-month SOFR plus 2.11%), 11/16/30(6)	1,100,000	1,101,630
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 7.33%, (3-month SOFR plus 2.01%), 4/17/30(6)	3,000,000	3,004,449
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 7.44%, (3-month SOFR plus 2.11%), 10/15/30(6)	450,000	450,667
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 7.49%, (3-month SOFR plus 2.16%), 1/20/30(6)	512,500	513,258
Elevation CLO Ltd., Series 2018-9A, Class B, VRN, 7.34%, (3-month SOFR plus 2.01%), 7/15/31(6)	600,000	600,321
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 6.71%, (3-month SOFR plus 1.38%), 7/20/31(6)	238,343	238,656
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 7.69%, (3-month SOFR plus 2.36%), 7/18/30(6)	200,000	200,342
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 7.69%, (3-month SOFR plus 2.36%), 1/25/32(6)	450,000	450,665
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 8.27%, (3-month SOFR plus 2.94%), 1/20/35(6)	425,000	426,115
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.88%, (1-month SOFR plus 1.56%), 10/16/36(6)	716,000	704,333
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 8.09%, (3-month SOFR plus 2.76%), 7/20/32(6)	1,450,000	1,450,150
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $11,277,949)		11,289,640
MUNICIPAL SECURITIES — 0.4%
Commonwealth of Massachusetts Rev., (Massachusetts COVID-19 Recovery Assessment Rev.), Series A, 3.64%, 7/15/24	2,000,000	1,992,192
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	156,379
New York City GO, 6.27%, 12/1/37	40,000	41,877
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	175,000	112,926
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	170,000	176,775
State of California GO, 4.60%, 4/1/38	100,000	92,733
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	45,000	43,911
TOTAL MUNICIPAL SECURITIES (Cost $2,676,397)		2,616,793
ASSET-BACKED SECURITIES — 0.2%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	315,136	277,875
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	600,000	565,364
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)	492,745	455,144
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)	403,902	360,150
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)	109,106	107,746
TOTAL ASSET-BACKED SECURITIES (Cost $1,925,303)		1,766,279
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Private Sponsor Collateralized Mortgage Obligations — 0.1%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	3,787	3,584
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(6)	1,800,000	1,126,629
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	25,324	21,499
		1,151,712
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2014-C02, Class 2M2, VRN, 8.04%, (30-day average SOFR plus 2.71%), 5/25/24	142,596	142,768

FNMA, Series 2024-R01, Class 1M1, VRN, 6.38%, (30-day average SOFR plus 1.05%), 1/25/44(6)	471,006	471,486
		614,254
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,442,130)		1,765,966
PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	500,000	493,851
Electric Utilities — 0.0%
Electricite de France SA, 3.375%	200,000	186,758
Enel SpA, 2.25%	200,000	199,738
		386,496
Insurance — 0.0%
Allianz SE, 3.375%	100,000	106,168
AXA SA, 6.69%	50,000	63,816
Intesa Sanpaolo Vita SpA, 4.75%	100,000	106,407
		276,391
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	500,000	495,162
TOTAL PREFERRED STOCKS (Cost $2,181,752)		1,651,900
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FHLMC, VRN, 5.87%, (1-year RFUCC plus 1.86%), 7/1/36	12,601	12,935
FHLMC, VRN, 6.19%, (1-year H15T1Y plus 2.14%), 10/1/36	32,700	33,539
FHLMC, VRN, 6.25%, (1-year H15T1Y plus 2.26%), 4/1/37	40,480	41,484
FHLMC, VRN, 6.10%, (1-year RFUCC plus 1.89%), 7/1/41	15,043	15,069
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	22,037	22,411
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	16,804	17,083
FNMA, VRN, 7.18%, (6-month RFUCC plus 1.54%), 9/1/35	4,357	4,418
FNMA, VRN, 6.19%, (1-year H15T1Y plus 2.15%), 3/1/38	46,408	47,690
		194,629
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, 6.00%, 2/1/38	17,022	17,275
GNMA, 9.00%, 4/20/25	41	41
GNMA, 7.50%, 10/15/25	118	118
GNMA, 7.50%, 6/15/26	234	234
GNMA, 7.00%, 12/15/27	4,342	4,357
GNMA, 7.50%, 12/15/27	496	498
GNMA, 6.00%, 5/15/28	2,882	2,918
GNMA, 6.50%, 5/15/28	2,563	2,617
GNMA, 7.00%, 5/15/31	5,842	5,938
GNMA, 6.50%, 10/15/38	360,313	380,787
GNMA, 4.50%, 6/15/41	120,971	115,144
		529,927
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $725,093)		724,556
EXCHANGE-TRADED FUNDS — 0.1%
iShares Core S&P 500 ETF	901	454,500
iShares MSCI EAFE Small-Cap ETF	59	3,609
TOTAL EXCHANGE-TRADED FUNDS (Cost $471,751)		458,109
RIGHTS — 0.0%
IT Services — 0.0%
NEXTDC Ltd.(2) (Cost $—)	2,034	1,700

SHORT-TERM INVESTMENTS — 9.8%
Commercial Paper(8) — 3.0%
ANZ New Zealand International Ltd., 5.84%, 6/3/24(6)	1,250,000	1,243,697
Great Bear Funding LLC, 5.48%, 5/1/24(6)	1,000,000	999,852
Ionic Funding LLC, 5.72%, 6/11/24(6)	5,000,000	4,968,506
Ionic Funding LLC, 5.66%, 7/12/24(6)	3,250,000	3,214,351
JP Morgan Securities LLC, VRN, 5.93%, (SOFR plus 0.61%), 10/21/24(6)	1,000,000	1,001,888
JP Morgan Securities LLC, VRN, 5.70%, (SOFR plus 0.37%), 1/27/25(6)	3,000,000	3,001,304
Mainbeach Funding LLC, 5.50%, 5/1/24(6)	4,000,000	3,999,405
Ridgefield Funding Co. LLC, 5.49%, 6/3/24(6)	2,000,000	1,989,864
UBS AG, 5.62%, (SOFR plus 0.25%), 8/19/24(6)	1,000,000	1,000,055
		21,418,922
Money Market Funds — 5.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	23,441,432	23,441,432
State Street Navigator Securities Lending Government Money Market Portfolio(9)	17,673,988	17,673,988
		41,115,420
Treasury Bills(8) — 1.1%
U.S. Treasury Bills, 5.43%, 5/14/24	3,000,000	2,994,296
U.S. Treasury Bills, 5.43%, 6/20/24	1,000,000	992,680
U.S. Treasury Bills, 5.43%, 8/20/24	2,500,000	2,459,552
U.S. Treasury Bills, 5.06%, 3/20/25	1,000,000	955,141
U.S. Treasury Bills, 5.46%, 5/30/24	1,000,000	995,755
		8,397,424
TOTAL SHORT-TERM INVESTMENTS (Cost $70,931,456)		70,931,766
TOTAL INVESTMENT SECURITIES — 102.2% (Cost $639,448,782)		736,717,595
OTHER ASSETS AND LIABILITIES — (2.2)%		(15,803,614)
TOTAL NET ASSETS — 100.0%		$720,913,981

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	398,384	AUD	598,973	UBS AG	6/20/24	$9,805
BRL	3,679,536	USD	737,271	UBS AG	6/20/24	(31,892)
CAD	1,752	USD	1,295	Goldman Sachs & Co.	6/28/24	(21)
CAD	7,327	USD	5,405	Goldman Sachs & Co.	6/28/24	(78)
CAD	11,843	USD	8,767	Goldman Sachs & Co.	6/28/24	(155)
CAD	11,749	USD	8,696	Goldman Sachs & Co.	6/28/24	(154)
CAD	30,304	USD	22,407	Goldman Sachs & Co.	6/28/24	(373)
CAD	3,584	USD	2,650	Goldman Sachs & Co.	6/28/24	(44)
CAD	4,708	USD	3,474	Goldman Sachs & Co.	6/28/24	(50)
CAD	10,699	USD	7,827	Goldman Sachs & Co.	6/28/24	(47)
CAD	12,958	USD	9,380	Goldman Sachs & Co.	6/28/24	41
CAD	12,240	USD	8,897	Goldman Sachs & Co.	6/28/24	3
CAD	4,100	USD	2,980	Goldman Sachs & Co.	6/28/24	1
CAD	2,927	USD	2,131	Goldman Sachs & Co.	6/28/24	(3)
CAD	4,842	USD	3,548	Goldman Sachs & Co.	6/28/24	(27)
CAD	2,641	USD	1,928	Goldman Sachs & Co.	6/28/24	(8)
CAD	7,523	USD	5,509	Goldman Sachs & Co.	6/28/24	(39)
USD	4,617,091	CAD	6,216,276	UBS AG	6/20/24	97,957
USD	365,867	CAD	496,370	Goldman Sachs & Co.	6/28/24	4,963
USD	261,775	CAD	355,149	Goldman Sachs & Co.	6/28/24	3,551
USD	89,985	CAD	122,082	Goldman Sachs & Co.	6/28/24	1,221

USD	3,658	CAD	4,958	Goldman Sachs & Co.	6/28/24	54
USD	2,609	CAD	3,542	Goldman Sachs & Co.	6/28/24	35
USD	476,781	CHF	414,866	JPMorgan Chase Bank N.A.	6/20/24	23,024
CLP	123,335,802	USD	127,385	Morgan Stanley	6/21/24	1,022
USD	2,919,225	CNY	20,708,984	JPMorgan Chase Bank N.A.	6/20/24	8,484
COP	1,367,038,011	USD	341,476	UBS AG	6/20/24	4,444
CZK	11,068,663	USD	477,390	UBS AG	6/20/24	(7,667)
EUR	283,000	USD	309,706	Bank of America N.A.	6/20/24	(7,087)
EUR	4,438	USD	4,819	Bank of America N.A.	6/28/24	(72)
EUR	11,150	USD	11,904	JPMorgan Chase Bank N.A.	6/28/24	23
EUR	5,712	USD	6,099	JPMorgan Chase Bank N.A.	6/28/24	11
EUR	12,479	USD	13,557	Morgan Stanley	6/28/24	(208)
EUR	59,731	USD	64,257	Morgan Stanley	6/28/24	(363)
USD	15,425,100	EUR	14,043,104	Citibank N.A.	6/20/24	408,456
USD	64,858	EUR	59,645	Bank of America N.A.	6/28/24	1,055
USD	899,197	EUR	826,925	Bank of America N.A.	6/28/24	14,630
USD	68,767	EUR	63,331	Bank of America N.A.	6/28/24	1,021
USD	7,390	EUR	6,876	Bank of America N.A.	6/28/24	35
USD	64,841	EUR	59,645	JPMorgan Chase Bank N.A.	6/28/24	1,039
USD	4,557	EUR	4,184	JPMorgan Chase Bank N.A.	6/28/24	82
USD	898,964	EUR	826,925	JPMorgan Chase Bank N.A.	6/28/24	14,397
USD	64,876	EUR	59,645	Morgan Stanley	6/28/24	1,073
USD	899,445	EUR	826,925	Morgan Stanley	6/28/24	14,878
GBP	6,771	USD	8,565	Morgan Stanley	6/28/24	(102)
USD	1,240,185	GBP	983,499	Bank of America N.A.	6/20/24	10,940
USD	346,530	GBP	273,845	Morgan Stanley	6/28/24	4,245
USD	17,318	GBP	13,689	Morgan Stanley	6/28/24	208
USD	13,077	GBP	10,505	Morgan Stanley	6/28/24	(53)
HUF	85,128,220	USD	234,187	Morgan Stanley	6/20/24	(2,649)
IDR	11,559,399,112	USD	735,612	Morgan Stanley	6/20/24	(25,710)
USD	2,122,729	JPY	318,116,035	Morgan Stanley	6/20/24	90,686
MXN	12,632,964	USD	737,241	UBS AG	6/20/24	(5,412)
MYR	2,488,160	USD	529,621	Morgan Stanley	6/20/24	(9,052)
USD	170,897	NOK	1,774,029	Citibank N.A.	6/20/24	11,002
PEN	613,305	USD	165,182	JPMorgan Chase Bank N.A.	6/20/24	(2,363)
PLN	2,399,552	USD	608,938	UBS AG	6/20/24	(17,701)
RON	1,397,993	USD	307,211	UBS AG	6/20/24	(7,608)
THB	13,479,795	USD	381,856	UBS AG	6/20/24	(16,754)
TRY	2,050,509	USD	58,178	Goldman Sachs & Co.	6/20/24	2,066
ZAR	11,615,817	USD	616,221	Morgan Stanley	6/20/24	(1,443)
						$593,317

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	13	June 2024	$1,615,304	$(18,749)
U.K. Gilt 10-Year Bonds	27	June 2024	3,231,412	(76,624)
U.S. Treasury 2-Year Notes	30	June 2024	6,079,688	(58,808)
U.S. Treasury 5-Year Notes	247	June 2024	25,871,320	(488,762)
U.S. Treasury 10-Year Ultra Notes	51	June 2024	5,621,156	(187,684)
			$42,418,880	$(830,627)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26		$5,496,020	$(136,970)	$(274,477)	$(411,447)
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29		$1,080,000	59,952	9,806	69,758
Markit iTraxx Europe Crossover Index Series 41	Sell	5.00%	6/20/29	EUR	1,000,000	78,996	9,187	88,183
						$1,978	$(255,484)	$(253,506)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CVA	–	Certificaten Van Aandelen
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
RON	–	New Romanian Leu
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
TRY	–	Turkish Lira
USBMMY	–	U.S. Treasury Bill Money Market Yield
USD	–	United States Dollar
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $18,442,957. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,015,138.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $46,687,334, which represented 6.5% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $18,895,330, which includes securities collateral of $1,221,342.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$332,700,601	—	—
Common Stocks	137,366,629	$44,971,122	—
U.S. Treasury Securities	—	88,435,606	—
Sovereign Governments and Agencies	—	22,350,816	—
Corporate Bonds	—	19,686,112	—
Collateralized Loan Obligations	—	11,289,640	—
Municipal Securities	—	2,616,793	—
Asset-Backed Securities	—	1,766,279	—
Collateralized Mortgage Obligations	—	1,765,966	—
Preferred Stocks	—	1,651,900	—
U.S. Government Agency Mortgage-Backed Securities	—	724,556	—
Exchange-Traded Funds	458,109	—	—
Rights	—	1,700	—
Short-Term Investments	41,115,420	29,816,346	—
	$511,640,759	$225,076,836	—
Other Financial Instruments
Swap Agreements	—	$157,941	—
Forward Foreign Currency Exchange Contracts	—	730,452	—
	—	$888,393	—

Liabilities
Other Financial Instruments
Futures Contracts	$735,254	$95,373	—
Swap Agreements	—	411,447	—
Forward Foreign Currency Exchange Contracts	—	137,135	—
	$735,254	$643,955	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2024 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$24,710	—	—	$(282)	$24,428	541	—	$890
American Century Emerging Markets Bond ETF	8,814	—	—	7	8,821	232	—	394
American Century Focused Dynamic Growth ETF(3)	22,640	$2,278	$3,920	2,460	23,458	297	$1,295	—
American Century Focused Large Cap Value ETF	25,831	358	2,720	532	24,001	380	429	412
American Century Multisector Income ETF	35,616	—	1,032	(40)	34,544	813	(192)	1,441
American Century Quality Diversified International ETF	31,831	344	6,519	1,928	27,584	571	(488)	363
American Century Short Duration Strategic Income ETF	4,546	—	—	6	4,552	90	—	195
American Century U.S. Quality Growth ETF	35,799	3,128	7,991	3,060	33,996	427	1,822	92
American Century U.S. Quality Value ETF	44,414	233	11,662	1,051	34,036	622	1,916	461
Avantis Emerging Markets Equity ETF(4)	22,722	8,710	3,163	1,075	29,344	502	126	600
Avantis International Equity ETF(4)	31,676	339	5,414	911	27,512	445	4	360
Avantis International Small Cap Value ETF(4)	8,141	102	855	312	7,700	119	89	108
Avantis U.S. Equity ETF(4)	46,890	665	6,315	297	41,537	487	3,455	483
Avantis U.S. Small Cap Value ETF(4)	9,895	1,414	639	518	11,188	127	42	138
	$353,525	$17,571	$50,230	$11,835	$332,701	5,653	$8,498	$5,937
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.